Quarterly Holdings Report
for
Fidelity® Connecticut Municipal Income Fund
February 28, 2022
CTF-NPRT1-0422
1.814091.117
Municipal Bonds - 97.6%
	Principal Amount (a)	Value ($)
Connecticut - 97.5%
Bridgeport Gen. Oblig.:
Series 2016 D:
5% 8/15/31 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,141,603
5% 8/15/32 (Assured Guaranty Muni. Corp. Insured)	3,090,000	3,526,128
Series 2019 A:
5% 2/1/32 (Build America Mutual Assurance Insured)	1,000,000	1,196,869
5% 2/1/37 (Build America Mutual Assurance Insured)	1,000,000	1,190,136
5% 2/1/39 (Build America Mutual Assurance Insured)	1,000,000	1,186,472
5% 2/1/49 (Build America Mutual Assurance Insured)	1,285,000	1,509,877
Series 2021 A:
4% 8/1/38	800,000	904,851
4% 8/1/41	1,050,000	1,180,228
4% 8/1/46	375,000	416,892
4% 8/1/51	575,000	636,176
5% 8/1/35	450,000	555,145
Connecticut Arpt. Auth. Customer Facility Charge Rev. (Ground Trans. Ctr. Proj.) Series 2019 A:
4% 7/1/49 (b)	2,000,000	2,096,785
5% 7/1/49 (b)	2,925,000	3,317,127
Connecticut Gen. Oblig.:
Series 2013 A:
5% 3/1/27	5,480,000	5,692,780
5% 10/15/27	1,000,000	1,062,334
Series 2014 G, 5% 11/15/28	7,000,000	7,667,362
Series 2015 B:
5% 6/15/27	4,825,000	5,383,921
5% 6/15/30	1,290,000	1,432,833
5% 6/15/32	5,500,000	6,082,855
Series 2015 F, 5% 11/15/31	4,000,000	4,477,800
Series 2016 A, 5% 3/15/31	6,950,000	7,834,587
Series 2018 A:
5% 4/15/30	2,500,000	2,973,181
5% 4/15/38	1,700,000	2,005,904
Series 2018 C, 5% 6/15/31	725,000	863,082
Series 2019 A:
4% 4/15/37	1,825,000	2,058,632
5% 4/15/25	1,140,000	1,265,556
5% 4/15/35	2,000,000	2,413,921
5% 4/15/36	2,300,000	2,773,790
5% 4/15/39	2,450,000	2,942,778
Series 2020 A, 4% 1/15/38	4,000,000	4,507,233
Series 2021 B, 5% 6/1/41	1,000,000	1,242,349
Connecticut Health & Edl. Facilities Auth. Rev.:
(Fairfield Univ.):
Series 2017 R:
5% 7/1/31	1,825,000	2,095,042
5% 7/1/32	1,000,000	1,146,570
Series 2017, 5% 7/1/30	2,400,000	2,761,182
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/27	80,000	92,851
5% 7/1/28	1,150,000	1,334,857
5% 7/1/29	350,000	404,947
5% 7/1/30	1,100,000	1,268,549
5% 7/1/31	1,300,000	1,495,904
5% 7/1/32	1,050,000	1,206,758
5% 7/1/33	700,000	803,975
5% 7/1/34	750,000	860,834
5% 7/1/42	2,000,000	2,276,950
Series 2013 N:
5% 7/1/24	400,000	421,193
5% 7/1/25	300,000	315,813
Series 2014 E:
5% 7/1/28	3,260,000	3,536,324
5% 7/1/29	3,840,000	4,163,637
Series 2015 L, 5% 7/1/29	1,500,000	1,652,429
Series 2016 K, 4% 7/1/46	7,000,000	7,496,301
Series 2018 K3, 5% 7/1/38	985,000	1,116,992
Series 2019 A, 5% 7/1/49 (c)	6,000,000	6,087,042
Series 2020 A, 4% 7/1/40	1,250,000	1,398,416
Series 2020 C, 4% 7/1/45	1,800,000	1,995,795
Series 2021 G, 4% 3/1/51	3,000,000	3,357,583
Series 2022 M:
4% 7/1/36	250,000	281,845
4% 7/1/37	260,000	291,595
4% 7/1/39 (d)	2,600,000	2,847,081
4% 7/1/40 (d)	3,300,000	3,600,535
4% 7/1/41	1,195,000	1,322,589
4% 7/1/42 (d)	1,750,000	1,898,448
Series E:
5% 7/1/28	1,250,000	1,346,361
5% 7/1/42	5,000,000	5,381,863
Series F, 5% 7/1/45	4,890,000	5,382,810
Series G:
5% 7/1/29 (c)	1,055,000	1,236,822
5% 7/1/30 (c)	275,000	324,242
5% 7/1/34 (c)	695,000	814,350
5% 7/1/39 (c)	2,600,000	3,029,200
5% 7/1/50 (c)	1,000,000	1,148,292
Series K1:
5% 7/1/24	600,000	641,264
5% 7/1/25	1,240,000	1,356,970
5% 7/1/27	250,000	284,568
Series K3, 5% 7/1/48	3,695,000	4,135,718
Series L:
5% 7/1/26	1,000,000	1,107,816
5% 7/1/27	2,000,000	2,211,174
Series L1:
4% 7/1/22	500,000	505,347
4% 7/1/23	550,000	570,698
4% 7/1/24	650,000	685,762
4% 7/1/25	600,000	644,605
4% 7/1/26	700,000	764,220
4% 7/1/27	700,000	775,165
Series N:
4% 7/1/39	1,850,000	1,976,002
5% 7/1/22	400,000	405,056
5% 7/1/23	415,000	433,824
5% 7/1/24	375,000	400,613
5% 7/1/25	340,000	371,728
5% 7/1/27	430,000	487,606
5% 7/1/31	500,000	579,078
5% 7/1/32	550,000	635,569
5% 7/1/33	720,000	831,296
5% 7/1/34	675,000	778,180
Series O, 5% 7/1/23	235,000	246,937
Series R:
5% 6/1/37	1,000,000	1,217,047
5% 6/1/38	1,045,000	1,269,511
5% 6/1/39	1,595,000	1,934,242
5% 6/1/40	1,125,000	1,362,124
Connecticut Higher Ed. Supplemental Ln. Auth. Rev.:
(Chesla Ln. Prog.):
Series 2017 A, 5% 11/15/23 (b)	1,100,000	1,166,392
Series 2017 B:
5% 11/15/22 (b)	975,000	1,002,392
5% 11/15/24 (b)	1,065,000	1,160,302
Series B:
5% 11/15/24 (b)	300,000	323,945
5% 11/15/25 (b)	400,000	439,907
5% 11/15/26 (b)	600,000	670,671
5% 11/15/27 (b)	610,000	693,552
5% 11/15/28 (b)	525,000	605,922
5% 11/15/29 (b)	550,000	643,570
(Chesla Loan Prog.):
Series C:
5% 11/15/24	225,000	245,134
5% 11/15/25	240,000	267,569
5% 11/15/26	200,000	227,377
5% 11/15/27	125,000	141,150
Series D:
5% 11/15/22	450,000	462,804
5% 11/15/23	450,000	477,553
5% 11/15/24	425,000	463,031
5% 11/15/25	250,000	278,718
5% 11/15/26	180,000	204,640
Connecticut Hsg. Fin. Auth.:
Series 2014 C, 4% 11/15/44	160,000	163,817
Series 2016 F, 3.5% 5/15/39 (b)	860,000	886,765
Series 2019 B1, 4% 5/15/49	3,095,000	3,321,792
Series 2019 F, 3.5% 11/15/43	3,275,000	3,424,843
Series 2021 B1, 3% 11/15/49	2,870,000	2,977,723
Series A2:
5% 11/15/26 (b)	840,000	954,985
5% 5/15/27 (b)	1,890,000	2,171,488
5% 11/15/27 (b)	860,000	997,672
5% 5/15/28 (b)	615,000	711,133
5% 11/15/28 (b)	225,000	262,249
Series C:
5% 5/15/26 (b)	1,820,000	2,049,852
5% 5/15/27 (b)	800,000	919,148
5% 11/15/28 (b)	580,000	672,116
5% 5/15/29 (b)	1,115,000	1,301,501
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/28	1,000,000	1,032,314
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2012 A:
5% 1/1/26	5,000,000	5,160,723
5% 1/1/28	1,000,000	1,031,890
5% 1/1/31	5,000,000	5,155,221
Series 2015 A, 5% 8/1/34	6,000,000	6,672,934
Series 2021 A, 5% 5/1/41	4,085,000	5,066,916
Series 2021 C:
5% 1/1/28	1,600,000	1,902,231
5% 1/1/29	4,000,000	4,845,636
5% 1/1/30	3,500,000	4,328,871
5% 1/1/31	3,410,000	4,295,475
5% 1/1/32	2,500,000	3,204,721
Series A:
5% 5/1/28	1,000,000	1,197,525
5% 9/1/33	1,000,000	1,084,651
Greater New Haven Wtr. Poll. Cont. Auth. Reg'l. Wastewtr. Sys. Rev.:
Series 2005 A, 5% 8/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	10,036
Series 2014 B:
5% 8/15/25	450,000	488,723
5% 8/15/26	700,000	759,174
5% 8/15/27	750,000	812,644
5% 8/15/28	385,000	416,963
Hartford County Metropolitan District (Connecticut Clean Wtr. Proj.) Series 2014 A:
5% 11/1/28 (Pre-Refunded to 11/1/24 @ 100)	1,000,000	1,097,142
5% 11/1/29 (Pre-Refunded to 11/1/24 @ 100)	1,850,000	2,029,713
Hartford County Metropolitan District Gen. Oblig. Series 2018:
5% 7/15/31	1,000,000	1,195,337
5% 7/15/32	1,250,000	1,492,092
5% 7/15/33	1,000,000	1,192,753
5% 7/15/34	1,000,000	1,191,823
Hartford Gen. Oblig.:
Series 2012 A, 5% 4/1/22 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,003,690
Series 2014 C, 5% 8/15/24 (Build America Mutual Assurance Insured)	1,835,000	2,000,343
Series 2015 A:
5% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,111,398
5% 7/1/29 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,110,709
Hbr. Point Infrastructure Impt. District Series 2017, 5% 4/1/39 (c)	2,000,000	2,229,041
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.):
Series 2014 A, 5% 6/15/22 (Escrowed to Maturity) (b)	1,000,000	1,012,291
Series 2021 A, 4% 8/15/38 (b)	3,330,000	3,640,769
New Britain Gen. Oblig.:
Series 2015 A:
5% 3/1/27 (Build America Mutual Assurance Insured)	1,605,000	1,761,029
5% 3/1/29 (Build America Mutual Assurance Insured)	1,770,000	1,937,714
5% 3/1/30 (Build America Mutual Assurance Insured)	1,860,000	2,035,671
5% 3/1/31 (Build America Mutual Assurance Insured)	1,955,000	2,139,043
Series 2017 C:
5% 3/1/32 (Assured Guaranty Muni. Corp. Insured)	1,635,000	1,875,842
5% 3/1/33 (Assured Guaranty Muni. Corp. Insured)	1,900,000	2,176,949
New Haven Gen. Oblig.:
Series 2015 B:
5% 8/15/26 (Build America Mutual Assurance Insured)	615,000	687,101
5% 8/15/27 (Build America Mutual Assurance Insured)	765,000	851,406
Series 2015:
5% 9/1/29 (Assured Guaranty Muni. Corp. Insured)	2,655,000	2,945,942
5% 9/1/31 (Assured Guaranty Muni. Corp. Insured)	1,430,000	1,583,112
Series 2016 A:
5% 8/15/27 (Pre-Refunded to 8/15/26 @ 100)	35,000	40,399
5% 8/15/28 (Assured Guaranty Muni. Corp. Insured)	1,500,000	1,710,329
5% 8/15/30 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,134,703
5% 8/15/34 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,129,217
5% 8/15/35 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,128,306
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev. Series 32 B:
5% 8/1/32	1,000,000	1,146,478
5% 8/1/33	1,150,000	1,317,391
5% 8/1/37	3,000,000	3,421,531
5% 8/1/38	1,000,000	1,139,138
Steelpointe Hbr. Infrastructure Impt. District (Steelpointe Hbr. Proj.) Series 2021:
4% 4/1/31 (c)	390,000	403,335
4% 4/1/36 (c)	485,000	495,411
4% 4/1/41 (c)	660,000	667,260
4% 4/1/51 (c)	1,225,000	1,225,806
Stratford Gen. Oblig.:
Series 2017, 5% 7/1/30 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,108,989
Series 2019, 5% 1/1/27	1,990,000	2,305,606
Univ. of Connecticut Gen. Oblig.:
Series 2018 A, 5% 4/15/28	4,400,000	5,241,399
Series A, 5% 8/15/27	1,335,000	1,406,309
West Haven Gen. Oblig.:
Series 2017 A:
5% 11/1/22	800,000	821,491
5% 11/1/25	635,000	710,869
5% 11/1/26	635,000	726,801
Series 2017 B, 5% 11/1/32	400,000	460,128
Series 2021, 4% 9/15/41	1,125,000	1,241,045
TOTAL CONNECTICUT		329,386,496
Guam - 0.1%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (b)	385,000	409,506
TOTAL MUNICIPAL BONDS (Cost $322,956,117)		329,796,002

TOTAL INVESTMENT IN SECURITIES - 97.6% (Cost $322,956,117)	329,796,002
NET OTHER ASSETS (LIABILITIES) - 2.4%	8,089,745
NET ASSETS - 100.0%	337,885,747

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,660,801 or 5.2% of net assets.

(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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